Investment in Affiliate - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Undistributed earnings	¥ 0	¥ 0	¥ 0
Carrying amount of investment in affiliate	2,249	2,247
Market value of investment, based on quoted market price of shares	2,662	2,549
Resort Solution Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment in affiliate	¥ 2,249	¥ 2,247